OTHER LONG-TERM LIABILITIES - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 1,080	€ 1,032
Current liabilities		80
Accumulated other comprehensive income (loss)	(38)	(111)
Accrued pension cost	1,042	1,000	€ 902
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,200	1,241
Current liabilities	102	69
Accumulated other comprehensive income (loss)	(126)	(130)
Accrued pension cost	€ 1,176	€ 1,181	€ 1,093